Organization and nature of operations - Schedule of consolidated financial statements (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 1,296,924		¥ 1,252,493		$ 203,516
Accounts receivable, net		14,881		18,743		2,335
Prepayments and other current assets		487,540		253,020		76,506
Total current assets		3,247,732		1,745,816		509,640
Other non-current assets		164,986		52,775		25,890
Total assets		4,397,981		2,785,635		690,139
Salary and welfare payable		120,444		72,436		18,900
Tax payable		10,195		7,134		1,600
Accruals and other current liabilities		238,510		219,210		37,427
Total current liabilities		1,028,365		854,833		161,373
Total liabilities		1,165,957		1,087,021		182,964
Total shareholders' equity		3,232,024		(3,439,260)		$ 507,175
Third party and inter-company revenues		3,585,391	$ 562,627	2,809,359	¥ 2,022,310
Cost of revenues		(557,177)	(87,433)	(430,773)	(292,494)
Income before income tax expenses		(124,615)	(19,553)	93,991	212,436
Less: Income tax expenses				18,564	45,830
Net income		(124,615)	(19,553)	75,427	166,606
Net cash generated from/(used in)operating activities		226,778	35,590	536,118	444,040
Net increase/(decrease) in cash and cash equivalents		33,094	$ 5,193	922,968	151,044
Variable Interest Entities
Variable Interest Entity [Line Items]
Cash and cash equivalents		606		4,581
Accounts receivable, net		1,470		2,350
Prepayments and other current assets		1,317		1,294
Amounts due from non-VIE subsidiaries of the Company		603,009		554,445
Total current assets		606,402		562,670
Other non-current assets		22
Total assets		606,424		562,670
Salary and welfare payable		1,745		6,191
Tax payable		7,548		6,496
Amounts due to non-VIE subsidiaries of the Company		445,029		445,029
Accruals and other current liabilities		1,240		4,125
Total current liabilities		455,562		461,841
Total liabilities		455,562		461,841
Total shareholders' equity		150,862		100,829
Cost of revenues				(276,578)	(168,451)
Other operating income/(loss)		(11,359)		(357)	47
Income from non-operations					3,549
Income before income tax expenses		42,498		37,313	40,168
Less: Income tax expenses		(3,914)
Net income		38,584		37,313	40,168
Net cash generated from/(used in)operating activities		(3,975)		1,784	1,640
Net increase/(decrease) in cash and cash equivalents		(3,975)		1,784	1,640
Variable Interest Entity Primary Beneficiary Excluding Intra Group [Member]
Variable Interest Entity [Line Items]
Third party and inter-company revenues	[1]	(16,386)		(9,413)	(3,639)
Cost of revenues		(66,477)		(101,895)	(87,256)
Operating activities with external parties		(73,720)		(85,138)	(106,964)
Variable Interest Entity Primary Beneficiary Intra Group [Member]
Variable Interest Entity [Line Items]
Third party and inter-company revenues		103,948		406,730	288,640
Intercompany payments from service charge		(18,255)		(37,271)
Intercompany receipts from service charge		¥ 88,000		¥ 124,193	¥ 108,604

[1]	Note (a) — For the periods presented, Shanghai Zhixiang was used primarily to facilitate the Group’s internal research and development functions with no material external operations. In consideration for its service, Zhixiang WFOE pays service fees to Shanghai Zhixiang. The service fees are determined by Zhixiang WFOE based on the nature and cost of the research and development activities of Shanghai Zhixiang, which is adjusted and evaluated on periodical basis.